Leases (Details) - Schedule of Lease Expenses - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost
Lease expenses	$ 43,107
Lease expenses – short-term	558	63,000
Total lease expenses	$ 43,665	$ 63,000